Current and Long-Term Debt - Convertible senior notes due 2019 (Details)															1 Months Ended				12 Months Ended
	Dec. 13, 2017	Sep. 25, 2017	May 11, 2017	Feb. 23, 2017	Nov. 25, 2016	Sep. 15, 2016	May 11, 2016	Mar. 10, 2016	Nov. 24, 2015	Aug. 14, 2015	May 21, 2015	Mar. 13, 2015	Nov. 25, 2014	Aug. 22, 2014	May 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jul. 31, 2015 USD ($)	Jun. 30, 2014 USD ($) business_day $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Common stock repurchase amount																			$ 0	$ 16,505,000	$ 76,028,000
Debt outstanding																			2,767,193,000	1,882,681,000
Write-off of deferred financing fees																			2,467,000	14,479,000	2,730,000
Interest expense on borrowings																			86,703,000	63,858,000	61,082,000
Non-cash accretion																			$ 12,211,000	11,562,000	$ 11,096,000
Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued																		$ 360,000,000.0
Purchasing option																		60,000,000.0
Drawdowns																		349,000,000
Payments for debt issue costs																		$ 11,000,000
Borrowings interest rate																		2.375%
Convertible conversion rate	0.0987742	0.0984450	0.0981588	0.0979316	0.0977039	0.0949345	0.0925323	0.0905311	0.0886790	0.0874349	0.0863738	0.0852216	0.0840184	0.0828556	0.8475	0.83105	1.08810	0.0820075	0.0987742
Initial conversion price | $ / shares																		$ 12.19
Debt outstanding																		$ 298,700,000	$ 328,700,000	316,500,000
Carrying amount of equity component																		$ 61,300,000
Notes repurchased amount															$ 5,000,000.0	$ 5,000,000.0	$ 1,500,000.0
Carrying amount of liability component reduction															4,400,000	4,400,000	1,300,000
Carrying amount of equity component reduction															200,000	300,000	400,000
Gain on extinguishment of borrowings before write off of debt issue costs															400,000	600,000	46,273
Write-off of deferred financing fees															100,000	100,000	$ 30,880
Repayments															$ 4,200,000	$ 4,200,000
Interest expense on borrowings																			8,300,000	8,300,000
Non-cash accretion																			$ 12,200,000	$ 11,600,000
Borrowings, Redemption, Period One [Member] | Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Threshold consecutive or non-consecutive trading days																		15 days
Threshold consecutive trading days																		25 days
Common stock closing price as percentage of conversion price minimum																		130.00%
Repurchased face amount percentage																		100.00%
Borrowings, Redemption, Period Two [Member] | Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Threshold consecutive trading days																		5 days
Common stock closing price as percentage of conversion price minimum																		98.00%
Threshold trading days | business_day																		5
Repurchased face amount percentage																		100.00%
2014 Stock Buyback Program - Purchase Through Proceeds From Issuance Of Convertible Borrowings [Member] | Common stock [member] | Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Common stock repurchase amount																		$ 95,000,000
Purchase of treasury shares (in shares) | shares																		10,127,600
Common stock, par value (in dollars per share) | $ / shares																		$ 9.38